Fair Values of Financial Instruments and Interest Rate Risk	12 Months Ended
Dec. 31, 2020
Investments All Other Investments [Abstract]
Fair Values of Financial Instruments and Interest Rate Risk

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk

ASC 825, “Disclosures about Fair Value of Financial Instruments,” requires disclosure of the fair value of financial assets and financial liabilities, including those that are not measured and reported at fair value on a recurring basis or non-recurring basis.

The fair value estimates presented at December 31, 2020 and December 31, 2019, are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price an asset could be sold at or the price a liability could be settled for. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The estimated fair values disclosed in the following table do not represent market values of all assets and liabilities of the Company and should not be interpreted to represent the underlying value of the Company. The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2020 and December 31, 2019:

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk (Continued)

	Carrying	Estimated
December 31, 2020	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$88,868	$88,879	$87,623	$1,256	$—
Securities available for sale	191,513	191,513	—	191,513	—
Securities held to maturity	28,207	29,600	—	19,664	9,936
Equity securities	1,352	1,352	1,352	—	—
Loans held for investment, net	463,339	458,706	—	—	458,706
Loans held for sale	6,959	6,959	—	6,959	—
Restricted stock	1,166	1,166	1,166	—	—
Loan servicing rights	3,957	4,054	—	4,054	—
Mortgage interest rate lock commitments	2,073	2,073	—	—	2,073
Accrued interest receivable	2,523	2,523	—	—	2,523
FINANCIAL LIABILITIES
Deposits	$743,196	743,378	$—	$743,378	$—
Short-term borrowings	710	710	—	710	—
Long-term debt	10,992	10,909	—	—	10,909
Mortgage forward sales commitments	388	388	—	388	—
Accrued interest payable	21	21	—	—	21

	Carrying	Estimated
December 31, 2019	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$155,198	$117,938	$115,693	$2,245	$—
Securities available for sale	88,524	88,524	5,012	83,512	—
Securities held to maturity	13,428	13,499	—	10,499	3,000
Loans held for investment, net	355,969	354,269	—	—	354,269
Loans held for sale	2,946	2,946	—	2,946	—
Restricted stock	1,144	1,144	1,144	—	—
Loan servicing rights	1,723	3,228	—	3,228	—
Accrued interest receivable	1,666	1,666	—	—	1,666
FINANCIAL LIABILITIES
Deposits	$585,878	$567,130	$—	$567,130	$—
Short-term borrowings	626	626	—	626	—
Long-term debt	9,992	10,180	—	—	10,180
Accrued interest payable	55	55	—	—	55

At December 31, 2020, the subsidiary bank had outstanding standby letters of credit and commitments to extend credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed. The fair value is not material. See Note 13.

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk (Continued)

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019:

	December 31, 2020
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
U.S. Treasury	$—	$—	$—	$—
U.S. Government agencies	37,389	—	37,389	—
GSE - Mortgage-backed securities and CMOs	41,496	—	41,496	—
Asset-backed securities	39,281	—	39,281	—
State and political subdivisions	69,164	—	69,164	—
Corporate bonds	4,183	—	4,183	—
Equity securities	1,352	1,352	—	—
Mortgage interest rate lock commitments	2,073	—	—	2,073
Total assets at fair value	$194,938	$1,352	$191,513	$2,073
Mortgage forward sales commitments	$388	$—	$388	$—
Total liabilities at fair value	$388	$—	$388	$—

	December 31, 2019
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
U.S. Treasury	$5,012	$5,012	$—	$—
U.S. Government agencies	25,686	—	25,686	—
GSE - Mortgage-backed securities and CMOs	38,576	—	38,576	—
State and political subdivisions	14,221	—	14,221	—
Corporate bonds	5,029	—	5,029	—
Total assets at fair value	$88,524	$5,012	$83,512	$—
Total liabilities at fair value	$—	$—	$—	$—

The following table provides a reconciliation for recurring Level 3 fair value measurements:

	December 31, 2020
	(dollars in thousands)
	Mortgage interest rate lock commitments	Total
Balance at December 31, 2019	—	—
Change in fair value:
Included in income from mortgage banking	2,073	2,073
Balance at December 31, 2020	2,073	2,073

The fair value of mortgage interest rate lock commitments is calculated based on a notional amount of $69 million. Significant unobservable inputs are used to determine the fair value of these derivatives. Such inputs include anticipated remaining costs associated with origination the loan of 0.83% and a projected pull-through rate of 86%. The estimated net margin to be earned from loan sales is also applied in the calculation. Changes in interest rates and other assumptions could significantly change these estimated values.

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk (Continued)

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets re-measured at fair value during the period are included in the table below as of December 31, 2020 and December 31, 2019:

	December 31, 2020
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,461	$—	$—	$3,461
Other real estate owned	—	—	—	—
Total assets at fair value	$3,461	$—	$—	$3,461
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2019
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,771	$—	$—	$3,771
Other real estate owned	364	—	—	364
Total assets at fair value	$4,135	$—	$—	$4,135
Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements:

General
December 31, 2020	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

General
December 31, 2019	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

At December 31, 2020 and 2019, impaired loans were being evaluated with discounted expected cash flows for performing TDRs and discounted appraisals were being used on collateral dependent loans.